Salaries and welfare charges	12 Months Ended
Dec. 31, 2023
Salaries and welfare charges
Disclosure of Employee Related Obligations [Text Block]
16	Salaries and welfare charges

	December 31, 2023	December 31, 2022
Salaries	28,082	30,551
Accrued vacation and charges	109,025	107,801
Bonus accrued	9,571	64,815
Withholding income tax	27,013	29,267
Payroll charges (social contributions)	16,188	15,168
Others	6,517	12,554
Total	196,396	260,156